--------------------------------------------------------------------------------
                         SUPPLEMENT DATED JUNE 22, 2006
                                     TO THE
                         PROSPECTUS DATED MAY 1, 2006
--------------------------------------------------------------------------------
      This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                 [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================

The first paragraph under the heading "Manager & Administrator" on page 47 of the Prospectus is replaced with the following:

MANAGER & ADMINISTRATOR Accessor Capital Management LP, 1420 Fifth Avenue, Suite 3600, Seattle, WA 98101

Each Fund is a portfolio of Accessor Funds, Inc. ("Accessor Funds"), a Maryland corporation. Accessor Capital develops the investment programs for the Funds, selects the Money Managers for the Underlying Funds, and monitors the performance of the Money Managers. In addition, Accessor Capital directly invests the assets of the U.S. Government Money Fund and the Allocation Funds.
J. Anthony Whatley, III, is the Executive Director of Accessor Capital. Eric Weigel, Executive Vice President and Chief Investment Officer of Accessor Capital, is primarily responsible for the day-to-day management of the assets of the U.S. Government Money Fund and each of the Allocation Funds and monitors the performance of the Money Managers of the Underlying Funds. Mr. Weigel has been the Executive Vice President and Chief Investment Officer of Accessor Capital since June, 2006. The Securities and Exchange Commission issued an exemptive order that allows Accessor Funds to change a Fund's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and Accessor Funds has notified the shareholders of the affected Fund within 60 days of the change.

================================================================================

The second paragraph under the heading "Manager" for the U.S. Government Money Fund and Allocation Funds on page 51 of the Prospectus is replaced with the following:

Eric Weigel, Executive Vice President and Chief Investment Officer of Accessor Capital, has been primarily responsible for the day-to-day management of the U.S. Government Money Fund and each of the Allocation Funds since June 2006. Mr. Weigel has been at Accessor Capital since May, 2006. He also serves as the Chief Investment Adviser for Longpoint Financial Planning, LLC, an investment adviser owned by Mr. Weigel and his wife since February 2005. From June 2004 through September 2005, Mr. Weigel served as Chief Investment Officer of Milestone International, an investment adviser. Prior to that, Mr. Weigel was at Pioneer Investment Management, Inc., an investment adviser, as the Senior Vice President, Portfolio Manager and was the Director of Quantitative Research from July 1998 to December 2001, Head of the U.S. Growth Team from December 2001 to May 2004, and Manager of the Pioneer Mid-Cap Growth Fund from January 1999 to May 2004.

                          Supplement dated June 22, 2006
                                       to
                              Accessor Funds, Inc.
                       STATEMENT OF ADDITIONAL INFORMATION
                                Dated May 1, 2006

The section under the heading "MANAGEMENT OF THE FUNDS" in the Statement of Additional Information is replaced with the following:

The Directors and Officers of Accessor Funds are listed below. All Directors and Officers listed are currently Directors and Officers of Accessor Funds and have served in that capacity continuously since originally elected or appointed. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

                                                                                                    NUMBER OF
                                                                            PRINCIPAL             PORTFOLIOS IN
                                                                           OCCUPATIONS            FUND COMPLEX          OTHER
      NAME, ADDRESS             POSITION WITH           TERM OF            DURING PAST            OVERSEEN BY       DIRECTORSHIPS
         AND AGE                ACCESSOR FUNDS           OFFICE            FIVE YEARS               DIRECTOR            HELD

INTERESTED DIRECTORS

J. Anthony Whatley, III(1,2)  Director, President    All Positions     Director and President,     16              None
Age 62                        & Principal            Held Since 1991   Accessor Capital
1420 Fifth Avenue             Executive Officer                        Corporation, since
Seattle, WA 98101             Treasurer & Principal  Positions held    August 2000;
                              Financial and          since June 2006   Executive Director
                              Accounting Officer                       Accessor Capital
                                                                       Management LP since
                                                                       April 1991.

NONINTERESTED DIRECTORS


George G. Cobean, III         Director               Director Since    Director, Vice              16              Director, Action
Age 67                                               1991              President, Martinson,                       Auto Glass of
1420 Fifth Avenue                                                      Cobean & Associates,                        Tacoma, Inc.;
Seattle, WA 98101                                                      P.S. (certified public                      Director, Tigre
                                                                       accountants) since                          Tierra
                                                                       1973.                                       Manufacturing Co.

Geoffrey C. Cross             Director               Director Since    President, Geoffrey C.      16              None
Age 66                                               1993              Cross P.S., Inc.,
1420 Fifth Avenue                                                      (general practice of
Seattle, WA 98101                                                      law) since 1970.


Each Director is elected for an indefinite term, until his successor is elected.

==================================================================================================================================
(1) J. Anthony Whatley, III is an interested director of Accessor Funds due to his employment by and/or indirect interest in
    Accessor Capital.
(2) J. Anthony Whatley, III and Linda V. Whatley are husband and wife.


PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

      NAME, ADDRESS           POSITION WITH                TERM OF                       PRINCIPAL OCCUPATIONS
         AND AGE              ACCESSOR FUNDS                OFFICE                       DURING PAST FIVE YEARS

Eric Weigel                 Vice President             Officer Since 2006          Executive Vice President and Chief
Age 46                                                                             Investment Officer, Accessor Capital
1420 Fifth Avenue                                                                  Management LP since May 2006; founder
Seattle, WA 98101                                                                  and Chief Investment Officer, Longpoint
                                                                                   Financial Planning LLC since February 2005;
                                                                                   Chief Investment Officer, Milestone
                                                                                   International    from   June   2004
                                                                                   through September 2005; Director of
                                                                                   Quantitative   Research,   1998  to
                                                                                   2001,  Head of U.S.  Growth Team to
                                                                                   2004 and Senior Vice  President and
                                                                                   Portfolio   Manager,   of   Pioneer
                                                                                   Mid-Cap  Growth  Fund to May  2004,
                                                                                   Pioneer   Investment    Management,
                                                                                   Inc.


Linda V. Whatley(2)         Senior Vice President      Officer Since 1991          Vice President, Accessor Capital
Age 47                      & Assistant Secretary                                  Management LP since April 1991.
1420 Fifth Avenue
Seattle, WA 98101

Robert J. Harper            Senior Vice President      Officer Since 1995          Director and Treasurer, Accessor
Age 61                                                                             Capital Corporation, since August
1420 Fifth Avenue                                                                  2000; Director of Sales and  Client
Seattle, WA 98101                                                                  Service, Accessor Capital Management
                                                                                   LP since October 1993

Christine J. Stansbery      Senior Vice                Officer Since 1995          Chief Compliance Officer, Accessor Capital
Age 53                      President, Secretary                                   Management since October 2004; Vice President,
1420 Fifth Avenue           & Chief Compliance                                     Accessor Capital Corporation, since
Seattle, WA 98101           Officer                                                April 2001;

Darin K. Dubendorf          Vice President             Officer Since 2002          Regional Director, Accessor Capital
Age 39                                                                             Management LP since July 1996.
1420 Fifth Avenue
Seattle, WA 98101


==========================================================================================================================
(2) J. Anthony Whatley, III and Linda V. Whatley are husband and wife.



R. Michael Daley            Vice President             Officer Since 2002          Regional Director, Accessor Capital
Age 30                                                                             Management LP since October 1998.
1420 Fifth Avenue
Seattle, WA 98101

Deborah Jean Bryan          Vice President             Officer since 2003          Director of Operations and
Age 38                      AML OFFICER                                            Information Technology since June
1420 Fifth Avenue                                                                  2003, Director of Operations since
Seattle, WA  98101                                                                 November 1998, Accessor Capital
                                                                                   Management since July 1997.

Justin Hudson Roberge       Assistant Treasurer        Officer since 2004          Jr. Investment Analyst, Accessor
Age 29                      and Vice President                                     Capital Management, since June
1420 Fifth Avenue                                                                  2004; Operations Associate,
Seattle, WA 98101                                                                  Accessor Capital Management, since
                                                                                   April 2002; Registered Representative,
                                                                                   Diversified Financial Concepts, since
                                                                                   September 2001; Operations Associate,
                                                                                   Harris Investor Line, since March 2000;
                                                                                   Full-time student, University of
                                                                                   Washington, September 1995-December
                                                                                   1999.


The section under the heading "Funds' Portfolio Managers - U.S. GOVERNMENT MONEY FUND AND ACCESSOR ALLOCATION FUNDS" of the Statement of Additional Information is replaced with the following:

OTHER ACCOUNTS MANAGED. The portfolio manager of the U.S. Government Money Fund and each of the Accessor Allocation Funds is Eric Weigel, the Executive Vice President and Chief Investment Officer of Accessor Capital. Mr. Weigel also monitors the performance of the Money Managers of the Underlying Funds. In his capacity as Chief Investment Officer of Longpoint Financial Planning LLC ("Longpoint"), Mr. Weigel participates in the management of investment accounts in addition to the U.S. Government Money Fund and the Accessor Allocation Funds. The following table shows, as of June 20, 2006, the number of accounts managed by Mr. Weigel in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.


--------------------------------------------------------------------------------------------------------------------
                                   NUMBER OF          TOTAL ASSETS OF        NUMBER OF      TOTAL ASSETS OF ACCOUNTS
                                    ACCOUNTS            ACCOUNTS             ACCOUNTS       PAYING A PERFORMANCE FEE
                                    MANAGED                                    PAYING A
                                                                            PERFORMANCE
                                                                                FEE
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Registered Investment Companies        7*              $1.7 billion             0                       N/A
----------------------------------------------------------------------------------------------------------------------
Other Pooled Investment
Vehicles                               0               0                        0                       N/A
----------------------------------------------------------------------------------------------------------------------
Other Accounts                         15**            $5 million               0                       N/A
----------------------------------------------------------------------------------------------------------------------
*U.S. Government Money Fund and the Accessor Allocation Funds
**Mr. Weigel participates in the management of these accounts as the Chief Investment Officer of Longpoint
Financial Planning LLC

As of June 20, 2006, the portfolio manager beneficially owned no shares of the Funds.

POSSIBLE CONFLICTS OF INTEREST. The potential for conflicts of interest exists because, as the Chief Investment Officer of Longpoint, Mr. Weigel may participate in the management of accounts in addition to the U.S. Government Money Fund and the Accessor Allocation Funds and those accounts may, but are not expected to, have similar investment objectives and strategies as the Funds. A potential for conflicts of interest also exists because Mr. Weigel may provide asset allocation advice to those accounts in addition to managing the Accessor Allocation Funds. Mr. Weigel will also receive portfolio holdings information for the Underlying Funds that are submanaged by Money Managers.

Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Potential conflicts also exist in that the Funds' purchase and sale transactions could be used in the management of the Longpoint accounts. Mr. Weigel and his wife are the sole owners of Longpoint. This may create a potential conflict of interest by providing an incentive for Mr. Weigel to favor Longpoint accounts.

Accessor Capital has policies and procedures that it believes address the conflicts described above.

COMPENSATION. Mr. Weigel's compensation from Accessor Capital includes a fixed salary, a discretionary bonus and a 401(k) plan. The fixed salary was determined based on Mr. Weigel's experience and past performance. It will be reviewed annually and may be adjusted based on Mr. Weigel's performance. Mr. Weigel may also receive a discretionary bonus that is based on the profitability of Accessor Capital and his individual performance, rather than based on the performance of the Funds or the assets under management. Mr. Weigel may receive matching contributions in his 401(k) based on the profitability of Accessor Capital. As part of his employment package, Mr. Weigel received stock options in Accessor Capital Corporation, the managing general partner of Accessor Capital. Mr. Weigel is not paid a salary and does not receive other compensation as Chief Investment Officer of Longpoint. Since he and his wife are the sole owners of Longpoint, he will, however, benefit from that firm's success.

                         Supplement dated June 22, 2006
                    to Limited Duration U.S. Government Fund
                       STATEMENT OF ADDITIONAL INFORMATION
                            Dated May 1, 2006

The section under the heading "MANAGEMENT OF THE FUNDS" in the Statement of Additional Information is replaced with the following:

The Directors and Officers of Accessor Funds are listed below. All Directors and Officers listed are currently Directors and Officers of Accessor Funds and have served in that capacity continuously since originally elected or appointed. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

                                                                                                    NUMBER OF
                                                                            PRINCIPAL             PORTFOLIOS IN
                                                                           OCCUPATIONS            FUND COMPLEX          OTHER
      NAME, ADDRESS             POSITION WITH           TERM OF            DURING PAST            OVERSEEN BY       DIRECTORSHIPS
         AND AGE                ACCESSOR FUNDS           OFFICE            FIVE YEARS               DIRECTOR            HELD

INTERESTED DIRECTORS

J. Anthony Whatley, III(1,2)  Director, President    All Positions     Director and President,     16              None
Age 62                        & Principal            Held Since 1991   Accessor Capital
1420 Fifth Avenue             Executive Officer                        Corporation, since
Seattle, WA 98101             Treasurer & Principal  Positions held    August 2000;
                              Financial and          since June 2006   Executive Director
                              Accounting Officer                       Accessor Capital
                                                                       Management LP since
                                                                       April 1991.

NONINTERESTED DIRECTORS


George G. Cobean, III         Director               Director Since    Director, Vice              16              Director, Action
Age 67                                               1991              President, Martinson,                       Auto Glass of
1420 Fifth Avenue                                                      Cobean & Associates,                        Tacoma, Inc.;
Seattle, WA 98101                                                      P.S. (certified public                      Director, Tigre
                                                                       accountants) since                          Tierra
                                                                       1973.                                       Manufacturing Co.

Geoffrey C. Cross             Director               Director Since    President, Geoffrey C.      16              None
Age 66                                               1993              Cross P.S., Inc.,
1420 Fifth Avenue                                                      (general practice of
Seattle, WA 98101                                                      law) since 1970.


Each Director is elected for an indefinite term, until his successor is elected.

==================================================================================================================================
(1) J. Anthony Whatley, III is an interested director of Accessor Funds due to his employment by and/or indirect interest in
    Accessor Capital.
(2) J. Anthony Whatley, III and Linda V. Whatley are husband and wife.


PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

      NAME, ADDRESS           POSITION WITH                TERM OF                       PRINCIPAL OCCUPATIONS
         AND AGE              ACCESSOR FUNDS                OFFICE                       DURING PAST FIVE YEARS

Eric Weigel                 Vice President             Officer Since 2006          Executive Vice President and Chief
Age 46                                                                             Investment Officer, Accessor Capital
1420 Fifth Avenue                                                                  Management LP since May 2006; founder
Seattle, WA 98101                                                                  and Chief Investment Officer, Longpoint
                                                                                   Financial Planning LLC since February 2005;
                                                                                   Chief Investment Officer, Milestone
                                                                                   International    from   June   2004
                                                                                   through September 2005; Director of
                                                                                   Quantitative   Research,   1998  to
                                                                                   2001,  Head of U.S.  Growth Team to
                                                                                   2004 and Senior Vice  President and
                                                                                   Portfolio   Manager,   of   Pioneer
                                                                                   Mid-Cap  Growth  Fund to May  2004,
                                                                                   Pioneer   Investment    Management,
                                                                                   Inc.


Linda V. Whatley(2)         Senior Vice President      Officer Since 1991          Vice President, Accessor Capital
Age 47                      & Assistant Secretary                                  Management LP since April 1991.
1420 Fifth Avenue
Seattle, WA 98101

Robert J. Harper            Senior Vice President      Officer Since 1995          Director and Treasurer, Accessor
Age 61                                                                             Capital Corporation, since August
1420 Fifth Avenue                                                                  2000; Director of Sales and  Client
Seattle, WA 98101                                                                  Service, Accessor Capital Management
                                                                                   LP since October 1993

Christine J. Stansbery      Senior Vice                Officer Since 1995          Chief Compliance Officer, Accessor Capital
Age 53                      President, Secretary                                   Management since October 2004; Vice President,
1420 Fifth Avenue           & Chief Compliance                                     Accessor Capital Corporation, since
Seattle, WA 98101           Officer                                                April 2001;

Darin K. Dubendorf          Vice President             Officer Since 2002          Regional Director, Accessor Capital
Age 39                                                                             Management LP since July 1996.
1420 Fifth Avenue
Seattle, WA 98101


==========================================================================================================================
(2) J. Anthony Whatley, III and Linda V. Whatley are husband and wife.



R. Michael Daley            Vice President             Officer Since 2002          Regional Director, Accessor Capital
Age 30                                                                             Management LP since October 1998.
1420 Fifth Avenue
Seattle, WA 98101

Deborah Jean Bryan          Vice President             Officer since 2003          Director of Operations and
Age 38                      AML OFFICER                                            Information Technology since June
1420 Fifth Avenue                                                                  2003, Director of Operations since
Seattle, WA  98101                                                                 November 1998, Accessor Capital
                                                                                   Management since July 1997.

Justin Hudson Roberge       Assistant Treasurer        Officer since 2004          Jr. Investment Analyst, Accessor
Age 29                      and Vice President                                     Capital Management, since June
1420 Fifth Avenue                                                                  2004; Operations Associate,
Seattle, WA 98101                                                                  Accessor Capital Management, since
                                                                                   April 2002; Registered Representative,
                                                                                   Diversified Financial Concepts, since
                                                                                   September 2001; Operations Associate,
                                                                                   Harris Investor Line, since March 2000;
                                                                                   Full-time student, University of
                                                                                   Washington, September 1995-December
                                                                                   1999.